Note 9 - Lease Obligations (Details) - Minimum Lease Payments (USD $)	Nov. 30, 2014	Nov. 30, 2013
Minimum Lease Payments [Abstract]
2015	$ 27,272
2015	78,308
2016	27,272
2017	19,052
	73,596
	78,308
Less: amounts representing interest at 14%	9,987
	63,609
	78,308
Less: current portion	21,449	43,264
Less: current portion	78,308
Balance, long-term portion	$ 42,160